Investments	12 Months Ended
Mar. 31, 2018
Equity Method Investments, Cost Method Investments, and Investments in Debt and Equity [Abstract]
Investments
Investments
The carrying amounts of investments, by category, at March 31, 2018 and March 31, 2017 were as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Equity method investments	$127.0	$322.9
Available-for-sale securities	7.3	8.0
Cost method investments	30.6	40.6
	$164.9	$371.5

Equity Method Investments:
The carrying amounts of equity method investments at March 31, 2018 and March 31, 2017 were as follows:

	March 31, 2018
Equity Method Investee	Ownership Percentage	March 31, 2018	March 31, 2017
		(Amounts in millions)
EPIX	n/a(1)	$—	$188.8
Pop	50.0%	91.3	96.8
Other	Various	35.7	37.3
		$127.0	$322.9

________________

(1)	In May 2017, the Company sold all of its 31.15% equity interest in EPIX to MGM (see further details below).

Equity interests in equity method investments for the years ended March 31, 2018, 2017 and 2016 were as follows (income (loss)):

	Year Ended
	March 31,
Equity Method Investee	2018	2017	2016
	(Amounts in millions)
EPIX	$4.0	$31.0	$52.1
Pop	(9.0)	(6.9)	(1.8)
Other(1)	(47.8)	(13.4)	(6.1)
	$(52.8)	$10.7	$44.2
____________________

(1)	The Company records its share of the net income or loss of certain other equity method investments on a one quarter lag.

EPIX. In April 2008, the Company formed a joint venture with Viacom, its Paramount Pictures unit and Metro-Goldwyn-Mayer Studios to create a premium television channel and subscription video-on-demand service named “EPIX”. On May 11, 2017, pursuant to the Membership Interest Purchase Agreement dated April 5, 2017 (the “Purchase Agreement”), Lionsgate, Viacom and Paramount, each completed the sale to MGM of 100% of their respective equity interests in EPIX. Lions Gate's 31.15% equity interest in EPIX represented approximately $397.2 million of the sale, of which $23.4 million was paid to Lions Gate between the signing of the Purchase Agreement and the closing of the sale as a member distribution, and $373.8 million was paid upon closing. The Company recorded a gain before income taxes of approximately $201.0 million which is reflected as a gain on sale of equity interest in EPIX in the consolidated statement of income for the year ended March 31, 2018. Prior to the sale of its interest in EPIX, the Company had accounted for such interest as an equity method investment.
EPIX Financial Information:
The following table presents the summarized statements of income for EPIX for the period from April 1, 2017 through the date of sale of May 11, 2017, and for the years ended March 31, 2017 and 2016 and a reconciliation of the net income reported by EPIX to equity interest income recorded by the Company:

	Period from April 1, 2017 to May 11, 2017 (date of sale)	Twelve Months Ended
		March 31,
		2017	2016
	(Amounts in millions)
Revenues	$44.8	$400.1	$413.8
Expenses:
Operating expenses	32.3	259.8	221.6
Selling, general and administrative expenses	2.4	23.3	24.0
Operating income	10.1	117.0	168.2
Interest and other expense	—	(0.3)	(2.2)
Net income	$10.1	$116.7	$166.0
Reconciliation of net income reported by EPIX to equity interest income:
Net income reported by EPIX	$10.1	$116.7	$166.0
Ownership interest in EPIX	31.15%	31.15%	31.15%
The Company's share of net income	3.1	36.4	51.7
Eliminations of the Company’s share of profits on licensing sales to EPIX(1)	(0.1)	(12.4)	(7.3)
Realization of the Company’s share of profits on licensing sales to EPIX(2)	1.0	7.0	7.7
Total equity interest income recorded	$4.0	$31.0	$52.1
_________________________

(1)	Represents the elimination of the gross profit recognized by the Company on licensing sales to EPIX in proportion to the Company's ownership interest in EPIX.

(2)
Represents the realization of a portion of the profits previously eliminated. This profit remains eliminated until realized by EPIX. EPIX initially records the license fee for the title as inventory on its balance sheet and amortizes the inventory over the license period. Accordingly, the profit is realized as the inventory on EPIX's books is amortized.

Pop. Pop is the Company's joint venture with CBS. The Company’s investment interest in Pop consists of an equity investment in its common stock units and mandatorily redeemable preferred stock units. The mandatorily redeemable preferred stock units carry a dividend rate of 10% compounded annually and are mandatorily redeemable in May 2019 at the stated value plus the dividend return and any additional capital contributions less previous distributions. The mandatorily redeemable preferred stock units were initially recorded based on their estimated fair value, as determined using an option pricing model. The mandatorily redeemable preferred stock units and the 10% dividend are being accreted up to their redemption amount over the ten-year period to the redemption date, which is recorded as income within equity interest.
Pop Financial Information:
The following table presents summarized balance sheet data as of March 31, 2018 and March 31, 2017 for Pop:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Current assets	$48.2	$45.6
Non-current assets	$191.6	$184.0
Current liabilities	$37.2	$28.5
Non-current liabilities(1)	$654.9	$555.7
Redeemable preferred stock(1)	$638.4	$547.3

_________________________

(1)	Non-current liabilities includes mandatorily redeemable preferred stock units.
The following table presents the summarized statements of operations for the years ended March 31, 2018, 2017 and 2016 for Pop and a reconciliation of the net loss reported by Pop to equity interest income (loss) recorded by the Company:

	Year Ended
	March 31,
	2018	2017	2016

Revenues	$110.9	$95.0	$86.4
Expenses:
Cost of services	66.2	52.7	39.7
Selling, marketing, and general and administration	54.1	47.6	42.1
Depreciation and amortization	8.1	7.9	7.8
Operating loss	(17.5)	(13.2)	(3.2)
Interest expense, net	1.0	0.6	0.5
Accretion of redeemable preferred stock units(1)	79.1	67.8	57.7
Total interest expense, net	80.1	68.4	58.2
Net loss	$(97.6)	$(81.6)	$(61.4)
Reconciliation of net loss reported by Pop to equity interest loss:
Net loss reported by Pop	$(97.6)	$(81.6)	$(61.4)
Ownership interest in Pop	50%	50%	50%
The Company's share of net loss	(48.8)	(40.8)	(30.7)
Accretion of dividend and interest income on redeemable preferred stock units(1)	39.5	33.9	28.8
Elimination of the Company's share of profits on licensing sales to Pop	(0.8)	(0.6)	(0.8)
Realization of the Company’s share of profits on licensing sales to Pop	1.1	0.6	0.9
Total equity interest loss recorded	$(9.0)	$(6.9)	$(1.8)
 ___________________

(1)
Accretion of mandatorily redeemable preferred stock units represents Pop's 10% dividend and the amortization of discount on its mandatorily redeemable preferred stock units held by the Company and the other interest holder. The Company recorded its share of this expense as income from the accretion of dividend and discount on mandatorily redeemable preferred stock units within equity interest income (loss).

Other Equity Method Investments
The Company has investments in various other equity method investees with ownership percentages ranging from approximately 9% to 50%. These investments include:
Playco. Playco Holdings Limited ("Playco") offers a STARZ-branded online subscription video-on-demand service in the Middle East and North Africa.
Laugh Out Loud. In March 2016, the Company entered into a partnership with Kevin Hart and Hartbeat Digital to launch a new streaming video service, Laugh Out Loud. The streaming video service launched in August 2017. The new service will serve as the exclusive home for all content created by Kevin Hart outside his theatrical and live touring activities and will include original series starring Kevin Hart. Laugh Out Loud will also showcase content curated by Kevin Hart along with shows featuring social media stars and up and coming comedians.
Roadside Attractions. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films. Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
Atom Tickets. Atom Tickets is the first-of-its-kind theatrical mobile ticketing platform and app. The Company is accounting for its investment in Atom Tickets, a limited liability company, under the equity method of accounting due to the Company's board representation that provides significant influence over the investee.
Other. In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.
Summarized Financial Information. Summarized financial information for the Company's "other equity method investees", on an aggregate basis, is set forth below (these equity method investments were not significant in the year ended March 31, 2016, and accordingly no amounts are presented for the year ended March 31, 2016):

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Current assets	$232.7	$106.1
Non-current assets	$130.0	$27.1
Current liabilities	$201.5	$62.5
Non-current liabilities	$45.0	$0.4

	Year Ended
	March 31,
	2018	2017
	(Amounts in millions)
Revenues	$178.8	$30.1
Gross profit	$42.6	$9.1
Net loss	$(117.7)	$(50.8)

Available-for-Sale Securities:

The cost basis, unrealized gains and fair market value of available-for-sale securities were as set forth below:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Cost basis	$2.6	$2.6
Gross unrealized gain	4.7	5.4
Fair value	$7.3	$8.0

Next Games. At March 31, 2018 and 2017, the Company's available-for-sale securities consisted of the Company's minority ownership interest in Next Games. Next Games is a mobile games development company headquartered in Helsinki, Finland, with a focus on crafting visually impressive, highly engaging games. Next Games is traded on the Nasdaq First North Finland marketplace maintained by Nasdaq Helsinki Ltd, and the Company classifies its investment in Next Games within Level 1 of the fair value hierarchy as the valuation inputs are based on quoted prices in active markets (see Note 10).

Cost Method Investments:
Telltale. Telltale Games ("Telltale") is a creator, developer and publisher of interactive software episodic games based upon popular stories and characters across all major gaming and entertainment platforms. The Company owns a minority economic interest in Telltale.

Impairment of Long-Term Investments and Other Assets:
During the year ended March 31, 2018, the Company recognized $29.2 million of other-than-temporary impairments on its investments and notes receivable (included in other assets, see Note 18), which were written down to their estimated fair value. The impairment charges are included in the "impairment of long-term investments and other assets" line in the consolidated statement of income.